Derivatives Assets And Liabilities - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2022 CAD ($) contract	Dec. 31, 2021 USD ($) contract	Dec. 14, 2020	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 11, 2017 USD ($)
Disclosure of Derivative Liabilities [Line Items]
Notional amount		$ 379,034
Senior secured notes [Member]
Disclosure of Derivative Liabilities [Line Items]
Notional amount		$ 299,900		$ 379,034	$ 299,900	$ 381,674	$ 330,000
Borrowings redemption price percentage			100.00%
Foreign currency put option contract [Member]
Disclosure of Derivative Liabilities [Line Items]
Notional amount				$ 22,000
Strike price | contract		1.28
Settlement Dates Of Put Option Contract		February 2022 to December 2022.
Foreign currency put option contract [Member] | Event After Reporting Period [Member]
Disclosure of Derivative Liabilities [Line Items]
Notional amount	$ 22,000
Strike price | contract	1.25
Settlement Dates Of Put Option Contract	February 2022 to December 2022.